INCOME TAXES - Disclosure of detailed information about effective income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Income Tax [Line Items]
Current income tax expense	$ 12,906	$ 11,344
Deferred income tax expense (recovery)	(3,415)	786
Total income tax expense	9,491	12,130
Current income tax expense current year [Member]
Disclosure Of Income Tax [Line Items]
Current income tax expense	7,925	7,475
Deferred income tax expense current year [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax expense (recovery)	5,089	1,054
Special mining duty [Member]
Disclosure Of Income Tax [Line Items]
Current income tax expense	4,981	3,869
Deferred income tax expense (recovery)	558	77
Adjustments recognized in the current year in relation to prior years [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax expense (recovery)	$ (9,062)	$ (345)